Cover - $ / shares	12 Months Ended
	May 31, 2026	May 31, 2025
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	May 31, 2026
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2026
Current Fiscal Year End Date	--05-31
Entity File Number	001-42259
Entity Registrant Name	JBDI Holdings Limited
Entity Central Index Key	0001964314
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	34 Gul Crescent
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	629538
Title of 12(b) Security	Ordinary Shares, par value US$0.001 per share
Trading Symbol	JBDI
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	19,029,064
Entity Listing, Par Value Per Share	$ 0.0005
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Opinion [Text Block]	We have audited the accompanying consolidated balance sheets of JBDI Holdings Limited and its subsidiaries (collectively, the “Company”) as of May 31, 2026, and the related consolidated statements of operations and comprehensive income (loss), changes in shareholders’ equity, and cash flows for the period ended May 31, 2026, and the related notes (collectively referred to as the consolidated financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of May 31, 2026, and the results of its operations and its cash flows for the year in the period ended May 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Auditor Name	Onestop Assurance PAC	YCM CPA INC
Auditor Firm ID	6732	6781
Auditor Location	Singapore	Irvine, California
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	34 Gul Crescent
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	629538
City Area Code	+65
Local Phone Number	6861 4150
Contact Personnel Name	Mr. Lim Chwee Poh,